Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 28,632	$ 11,990
Research and development tax credits receivable	6,948	4,799
Prepayments and other current assets	5,418	4,055
Total current assets	40,998	20,844
Property and equipment, net	4,533	5,082
Right-of-use assets (operating leases)	1,026	1,129
Intangible assets, net	6,264	6,303
Goodwill	13,389	13,489
Deferred recapitalization costs		2,010
Research and development tax credits receivable, net	248	242
Total assets	66,458	49,099
Current liabilities:
Accounts payable	2,544	4,540
Accrued expenses and other current liabilities	5,740	2,557
Current portion of operating lease liabilities	102	94
Current portion of deferred revenues	1,141	1,318
Total current liabilities	9,527	8,509
Operating lease liabilities, net of current portion	983	1,092
Deferred revenues, net of current portion	180	306
Deferred tax	17	18
Derivative liabilities	15,876
Other liabilities	221	203
Total liabilities	26,804	10,128
Commitments and Contingencies (Note 11)
Stockholders’ equity:
Common Stock, $0.003 par value, 318,791,438 authorized; 180,300,967 and 131,467,935 shares outstanding at June 30, 2021 and December 31, 2020, respectively	646	479
Additional paid in capital	235,638	210,876
Accumulated other comprehensive loss	(23,466)	(24,149)
Accumulated deficit	(173,164)	(148,235)
Total stockholders’ equity	39,654	38,971
Total liabilities and stockholders’ equity	$ 66,458	$ 49,099